Segment information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information
24.	Segment information
The Company has two reportable segments: “Air” and “Packages, Hotels and Other Travel Products”.
The Company’s Air segment primarily consists of facilitation services for the sale of airline tickets on a stand-alone basis and excludes airline tickets that are packaged with other non-airline
 flight products. The Company’s Packages, Hotels and Other Travel Products segment primarily consists of facilitation services for the sale of travel packages (which can include airline tickets and hotel rooms), as well as stand-alone sales of hotel rooms (including vacation rentals), car rentals, bus tickets, cruise tickets, travel insurance and destination services. Both segments also include sale of advertisements and incentives earned from suppliers to a lesser extent.
The Company determined the operating segments based on how the chief operating decision maker manages the business, makes operating decisions and evaluates operating performance. The primary operating metric is Adjusted Segment EBITDA.
Adjusted Segment EBITDA is calculated, with respect to each segment, as the Company’s net income or loss for the year before financial income and financial expense, income tax, depreciation, amortization, impairment of long-lived assets and stock-based compensation. Adjusted Segment EBITDA includes allocations of certain expenses based on transaction volumes and other usage metrics. The Company’s allocation methodology is periodically evaluated and may change.
For any of the years presented, there were no intersegment revenues.
As depreciation and amortization are not included in the Company’s segment measure, the Company does not report the assets by segment as it would not be meaningful. The Company does not regularly provide such information to the chief operating decision maker.

The following tables present the Company’s segment information for the years ended December 31, 2019, 2018 and 2017.

	2019
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Third-party revenue	201,638	323,238	—	524,876
Adjusted EBITDA	3,346	36,546	(14,330)	25,562
Depreciation and amortization	(7,716)	(7,716)	(7,364)	(22,796)
Stock-based compensation	—	—	(11,686)	(11,686)
Operating (loss) / income	(4,370)	28,830	(33,380)	(8,920)
Financial income	—	—	—	7,944
Financial expense	—	—	—	(25,159)
Loss before income tax	—	—	—	(26,135)
Income tax benefit	—	—	—	5,225
Net loss	—	—	—	(20,910)

	2018
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	214,804	315,810	—	530,614
Adjusted EBITDA	27,790	37,739	2,115	67,644
Depreciation and amortization	(4,630)	(4,582)	(5,913)	(15,125)
Impairment of long-lived assets	—	—	(363)	(363)
Stock-based compensation	—	—	(6,766)	(6,766)
Operating income / (loss)	23,160	33,157	(10,927)	45,390
Financial income	—	—	—	7,621
Financial expense	—	—	—	(26,788)
Income before income tax	—	—	—	26,223
Income tax expense	—	—	—	(7,069)
Net income	—	—	—	19,154

	2017
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	241,015	282,925	—	523,940
Adjusted EBITDA	58,397	31,341	(384)	89,354
Depreciation and amortization	(1,865)	(2,556)	(9,405)	(13,826)
Stock-based compensation	—	—	(4,289)	(4,289)
Operating income / (loss)	56,532	28,785	(14,078)	71,239
Financial income	—	—	—	2,389
Financial expense	—	—	—	(19,268)
Income before income tax	—	—	—	54,360
Income tax expense	—	—	—	(11,994)
Net income	—	—	—	42,366

Geographic information
The following table summarizes the allocation of the property and equipment based on geography:

	As of December 31, 2019	As of December 31, 2018
Argentina	7,067	7,830
Brazil	3,779	2,950
Uruguay	929	1,463
USA	4,357	4,097
Other countries	5,073	3,376

	$21,205	$19,716

The following table summarizes the allocation of the intangible assets based on geography:

	As of December 31, 2019	As of December 31, 2018
Argentina	28,487	19,616
Uruguay	14,859	14,837
Other countries	6,273	3,059

	$49,619	$37,512

The following table summarizes the allocation of the goodwill based on geography:

	As of December 31, 2019	As of December 31, 2018
Argentina	3,048	1,201
Brazil	10,508	10,901
Mexico	7,543	7,266
Uruguay	16,839	16,839
Chile	4,657	—
Colombia	2,864	—
Perú	1,497	—

	$46,956	$36,207

The following table summarizes the allocation of the revenue based on geography:

	For the year ended December 31,
	2019	2018	, 2017
Argentina	98,946	122,656	137,843
Brazil	159,676	165,688	151,550
Uruguay	131,160	142,902	145,534
Other countries	135,094	99,368	89,013

	$524,876	$530,614	$523,940